CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income (loss)	$ (266,555,527)	$ (37,820,242)	$ 311,452,980
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax	(2,984,550)	1,183,743	(433,227)
Comprehensive income (loss)	(269,540,077)	(36,636,499)	311,019,753
Less: net loss attributable to non-controlling interest	(135)	(149)
Comprehensive income (loss) attributable to Trina Solar Limited	$ (269,539,942)	$ (36,636,350)	$ 311,019,753